Note 25 - Current allowances and provisions	12 Months Ended
Dec. 31, 2024
Note 25 - Current allowances and provisions
Note 25 - Current allowances and provisions

25    Current allowances and provisions

(i) Deducted from assets

Year ended December 31, 2024	Allowance for doubtful accounts - Trade receivables	Allowance for other doubtful accounts - Other receivables	Allowance for inventory obsolescence
Values at the beginning of the year	(49,046)	(3,439)	(209,110)
Translation differences	194	324	897
Changes due to business combinations (*)	(1,151)	-	(3,676)
(Additional) / reversal allowances	1,095	(546)	(41,240)
Used and other movements	783	567	49,955
At December 31, 2024	(48,125)	(3,094)	(203,174)

(*) For the year 2024, related to Mattr’s pipe coating business unit acquisition. For more information see note 34.

Year ended December 31, 2023	Allowance for doubtful accounts - Trade receivables	Allowance for other doubtful accounts - Other receivables	Allowance for inventory obsolescence
Values at the beginning of the year	(45,495)	(3,479)	(222,666)
Translation differences	(128)	(88)	(452)
Increase due to business combinations (**)	(899)	-	(9,179)
(Additional) allowances	(3,590)	(107)	(13,581)
Used	1,066	235	36,768
At December 31, 2023	(49,046)	(3,439)	(209,110)

(**) For the year 2023, related to the GPC, Isoplus anticorrosion coating division and Mattr’s pipe coating business unit acquisitions.

(ii) Liabilities

Year ended December 31, 2024	Sales risks	Other claims and contingencies (*)	Total
Values at the beginning of the year	19,940	16,019	35,959
Translation differences	(1,301)	(18,978)	(20,279)
Changes due to business combinations (**)	-	722	722
Additional provisions	21,296	106,198	127,494
Reclassifications	-	9,839	9,839
Used	(23,564)	(10,827)	(34,391)
At December 31, 2024	16,371	102,973	119,344

Year ended December 31, 2023	Sales risks	Other claims and contingencies (*)	Total
Values at the beginning of the year	3,186	7,999	11,185
Translation differences	285	(208)	77
Increase due to business combinations (**)	-	5,317	5,317
Additional provisions	30,057	6,941	36,998
Reclassifications	-	164	164
Used	(13,588)	(4,194)	(17,782)
At December 31, 2023	19,940	16,019	35,959

(*) Other claims and contingencies mainly include lawsuits and other legal proceedings, including employee, tax and environmental-related claims.

For the year 2024, includes $89.4 million related the ongoing litigation related to the acquisition of participation in Usiminas. For more information see note 27 (i).

(**) For the years 2024 and 2023, related to Mattr’s pipe coating business unit acquisition. For more information see note 34.